FEDERATED TOTAL RETURN SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 20, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
            Federated Mortgage Fund (the "Funds")
            Federated Ultrashort Bond Fund (the "Funds")
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 36 on November 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.


                                        Very truly yours,




                                        /s/ Andrew P. Cross
                                        Andrew P. Cross
                                        Assistant Secretary